Securities at amortised cost (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at amortised cost	€ 46,108	[1]	€ 47,276
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at amortised cost	€ 46,108		€ 47,276

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.